Fair value measurements - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Derivative assets	$ 130,614	$ 211,993
Liabilities
Derivative liabilities	80,840	0
Recurring
Assets
Derivative assets	130,614	211,993
Investments, at fair value	84,130	59,081
Liabilities
Derivative liabilities	80,840
Recurring | Level 1
Assets
Derivative assets	0	0
Investments, at fair value	72,540	39,081
Liabilities
Derivative liabilities	0
Recurring | Level 2
Assets
Derivative assets	130,614	211,993
Investments, at fair value	0	0
Liabilities
Derivative liabilities	80,840
Recurring | Level 3
Assets
Derivative assets	0	0
Investments, at fair value	11,590	$ 20,000
Liabilities
Derivative liabilities	$ 0